CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net loss before income taxes	$ (641.4)	$ 241.3	$ 745.6
Net income attributable to noncontrolling interests from discontinued operations		24.6	125.1
Net income/ (loss)	(641.4)	265.9	870.7
Foreign currency translation adjustment:
Foreign currency translation adjustment, net of tax of nil	(83.2)	(1,114.6)	105.3
Reallocation adjustment, net of tax of nil	2,428.6	(102.5)
Total comprehensive income/(loss)	1,704.0	(951.2)	976.0
Total comprehensive (income)/loss attributable to noncontrolling interests		35.0	(131.7)
Comprehensive income/(loss) attributable to Nebius Group N.V.	$ 1,704.0	$ (916.2)	$ 844.3